TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 17,421	SFr 21,079
Total assets of SPE	24,455	28,748
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	47,324	54,001
Total assets of SPE	47,863	55,595
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	24,968	27,982
Total assets of SPE	50,817	54,974
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	17,421	21,079
Total assets of SPE	24,455	28,748
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	47,324	54,001
Total assets of SPE	47,863	55,595
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	24,968	27,982
Total assets of SPE	SFr 50,817	SFr 54,974